LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Information Related to Operating Leases
Supplemental information related to operating leases is as follows for the periods indicated:

	Year Ended December 31,
(Dollars in millions)	2025	2024
Lease expense incurred:
Operating lease cost	$36	$32

	At December 31,
(Dollars in millions)	2025	2024
Operating lease right of use assets (1)	$176	$108
Operating lease liabilities (1)	196	126
(1) Operating lease right of use assets and operating lease liabilities are included within other assets and other liabilities on the Company’s consolidated balance sheets, respectively.

	Year Ended December 31,
(Dollars in millions)	2025	2024
Operating cash flows from operating leases	$(24)	$(24)

	At December 31,
	2025	2024
Weighted average remaining operating lease term	10.7 years	9.2 years
Weighted average discount rate on operating leases	4.62%	4.14%

Schedule of Maturities of Lease Liabilities
Maturities of the existing lease liabilities are expected to occur as follows:

(Dollars in millions)	As of December 31,
2026	$28
2027	27
2028	24
2029	23
2030	21
Thereafter	125
Undiscounted lease payments	247
Less: present value adjustment	51
Total operating lease liability	$196
(Some amounts may not reconcile due to rounding.)